September 28, 2016
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549
Re:	Destra Investment Trust
(Registration Nos. 333‑167073 and 811‑22417)

Ladies and Gentlemen:
On behalf of Destra Investment Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 52 and Amendment No. 53 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Focused Equity Fund, each a new series of the Registrant, and is being filed pursuant to Rule 485(a) under the Securities Act.
If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3484.
Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren
Enclosures